U.S. Bond Enhanced Index Fund	07/01/2014 to 06/30/2015

ICA File Number: 811-10093
Registrant Name: T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
Reporting Period: 07/01/2014 - 06/30/2015

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-10093

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Darrell N. Braman
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2014 to 06/30/2015

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2015

U.S. Bond Enhanced Index Fund

DB MASTER FINANCE LLC A2II NOTES DUE FEBRUARY 20, 2045 Meeting Date: MAR 12, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 233046AD3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

VERIZON COMMUNICATION 3.65 % SEPTEMBER 14, 2018 Meeting Date: JUL 30, 2014 Record Date: JUL 30, 2014 Meeting Type: EXCHANGE OFFER
Ticker: Security ID: 92343VBP8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Exchange as a QIB prior to the Early Participation date in order to receive the Total Exchange Price, which includes the Early Participation Payment.	Management	N/A	Yes

VERIZON COMMUNICATIONS 5.15% NOTES DUE SEPTEMBER 15, 2023 Meeting Date: FEB 19, 2015 Record Date: FEB 19, 2015 Meeting Type: EXCHANGE OFFER
Ticker: Security ID: 92343VBR4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Exchange as a QIB prior to the early participation date in order to receive the Total Exchange Price, which includes the Early Participation Payment which will be paid in new notes.	Management	N/A	Yes

END NPX REPORT